Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands		6 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 3,138	$ 449
Operating costs and expenses:
Cost of revenue		(2,673)	(383)
Selling expenses		(370)	(53)
General and administrative expenses		(18,669)	(2,670)	(1,453)
Research and development expenses		(227)	(32)
Total operating costs and expenses		(21,939)	(3,138)	(1,453)
Loss from operations		(18,801)	(2,689)	(1,453)
Net loss from fair value change		(1,329)	(190)
Interest income (expense), net		(46)	(7)	131
Sundry (expense) income, net		133	19	(7)
Loss before income taxes and share of loss of affiliates		(20,043)	(2,867)	(1,329)
Income tax benefit		1,095	157
Share of loss of affiliates		(1,225)	(175)
Net loss from continuing operations		(20,173)	(2,885)	(1,329)
Net income (loss) from discontinued operations, net of tax		(1,829,116)	(261,560)	314,489
Net income (loss)		(1,849,289)	(264,445)	313,160
Less: net income attributable to the noncontrolling interests
Continuing operations
Discontinued operations				81,050
Net income (loss) attributable to owners of the Company		(1,849,289)	(264,445)	232,110
Continuing operations		(20,173)	(2,885)	(1,329)
Discontinued operations		(1,829,116)	(261,560)	233,439
Distributed earnings:
Less: Accretion of redeemable ordinary shares		1,103	158
Net income (loss) attributable to ordinary shareholders of the Company		¥ (1,850,392)	$ (264,603)	¥ 232,110
Net income (loss) per share attributable to ordinary shareholders of the Company- Basic *:
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.116)	$ (0.017)	¥ (0.578)
Discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(9.93)	(1.42)	56.394
Total basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(10.045)	(1.436)	55.817
Net income (loss) per share attributable to ordinary shareholders of the Company- Diluted *:
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(0.116)	(0.017)	(0.578)
Discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(9.93)	(1.42)	56.394
Total diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (10.045)	$ (1.436)	¥ 55.817
Shares used in calculating net income per share*:
Basic: (in Shares)	[1]	184,208,961	184,208,961	4,139,417
Diluted: (in Shares)	[1]	184,208,961	184,208,961	4,139,417
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		¥ 3,814	$ 545	¥ 479
Unrealized net loss on short term investments				(3,085)
Disposal of subsidiaries		4,812	688
Total comprehensive income(loss)		(1,840,663)	(263,212)	310,554
Less: Comprehensive income attributable to the noncontrolling interests				81,050
Comprehensive income (loss) attributable to ordinary shareholders the Company		¥ (1,840,663)	$ (263,212)	¥ 229,504

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025